Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of foreign currency and securities price sensitivity	The impacts in the major local currencies are as follows:

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in EUR/USD
	5%	35,553	6,475
	(5)%	(35,553)	(6,475)
Change in EUR/AED
	5%	106	4
	(5)%	(106)	(4)
Change in EUR/KES
	10%	(5,386)	(4,672)
	(10)%	5,386	4,672
Change in EUR/MAD
	5%	(5,760)	(149)
	(5)%	5,760	149
Change in EUR/NGN
	80%	(166,050)	(247)
Change in EUR/DZD
	5%	(1,328)	(16)
	(5)%	1,328	16
Change in EUR/GHS
	10%	(1,997)	(18)
	(10)%	1,997	18
Change in EUR/UGX
	5%	(1,528)	(28)
	(5)%	1,528	28
Change in EUR/ZAR
	10%	(1,643)	(7)
	(10)%	1,643	7
Change in EUR/EGP
	60%	(51,213)	(32,002)
Change in EUR/TND
	5%	(651)	(22)
	(5)%	651	22

In thousands of USD		Effect on pre-tax equity	Effect on profit before tax
Change in USD/XOF
	5%	(1,653)	(389)
	(5)%	1,653	389
Change in USD/KES
	10%	(2,114)	(1,506)
	(10)%	2,114	1,506
Change in USD/MAD
	5%	(1,664)	(153)
	(5)%	1,664	153
Change in USD/NGN
	80%	(83,807)	(13,379)
Change in USD/DZD
	5%	(818)	—
	(5)%	818	—
Change in USD/GHS
	10%	(856)	(73)
	(10)%	856	73
Change in USD/UGX
	5%	(1,041)	(72)
	(5)%	1,041	72
Change in USD/ZAR
	10%	(990)	7
	(10)%	990	(7)
Change in USD/EGP
	60%	(33,898)	(19,310)
Change in USD/TND
	5%	(850)	1
	(5)%	850	(1)
As of December 31, 2023, if the interest rate curves had changed by +/-50bps, with all other variables held constant, the hypothetical impact on pre-tax equity would have been as follows:

As of December 31, 2023 In thousands of USD		Effect on pre-tax equity
CITI - listed investment grade bonds
	0.5%	(496)
	(0.5)%	496